Employee benefits - Sensitivity Analysis (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Discount rate
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	SFr (354,477)	SFr (324,057)
Salary increase
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	SFr 49,707	SFr 42,181
Pension indexation
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	SFr 189,965	SFr 201,221
Life expectancy
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	SFr 182,977	SFr 167,161
Life expectancy reasonably possible increase in actuarial assumption	1 year	1 year